Warrants (Details) - Schedule of warrants - DIGERATI TECHNOLOGIES, INC [Member] - $ / shares	3 Months Ended	12 Months Ended
	Oct. 31, 2022	Jul. 31, 2022	Jul. 31, 2021
Warrants (Details) - Schedule of warrants [Line Items]
Warrants, Outstanding, Beginning	108,841,179	109,506,179	2,540,000
Weighted-average exercise price, Outstanding, Beginning	$ 0.01	$ 0.01	$ 0.33
Weighted-average remaining contractual term (years), Beginning			1 year 7 months 9 days
Warrants, Granted			107,701,179
Weighted average exercise price, Granted			$ 0.01
Weighted Average Remaining Contractual Term (Years), Granted			9 years 6 months
Warrants, Exercised			(330,000)
Weighted average exercise price, Exercised	$ 0.13		$ 0.1
Weighted Average Remaining Contractual Term (Years), Exercised
Warrants, Expired		(665,000)	(405,000)
Weighted average exercise price, Expired		$ 0.18	$ 0.5
Weighted Average Remaining Contractual Term (Years), Expired
Warrants, Outstanding, Ending		108,841,179	109,506,179
Weighted average exercise price, Outstanding, Ending		$ 0.01	$ 0.01
Weighted Average Remaining Contractual Term (Years), Outstanding, Ending	8 years 2 months 15 days	8 years 2 months 15 days	9 years 2 months 1 day
Warrants, Exercisable	81,325,562	81,615,885
Weighted average exercise price, Exercisable	$ 0.01	$ 0.01
Weighted Average Remaining Contractual Term (Years), Exercisable		8 years 2 months 19 days